Thornburg Intermediate Municipal Fund
Semiannual Report
March 31, 2001

All data as of  3/31/2001


                                       A Shares       C Shares    I Shares
SEC Yield                                4.04%        3.70%         4.34%
Taxable Equivalent Yields                6.69%        6.13%         7.19%
NAV                                    $13.12        $13.14       $13.12
Max. Offering Price                    $13.39        $13.14       $13.39

Total returns
(Annual Average - After Subtracting Maximum Sales Charge)
One Year                                 5.23%        6.99%        7.64%
Five Year                                4.42%        4.42%        3.98%
Since Inception                          6.02%        4.84%        5.38%
Inception Date                       (7.23.1991)    (9.1.1994)  (7.5.1996)

Taxable equivalent yields assume a 39.6% marginal federal tax rate.
The investment return and principal value of an investment in the funds will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost. Maximum sales charge of the Funds Class A Shares is 2.00%.
The data quoted represent past performance and may not be construed as a guarantee of future results.

Letter to shareholders
April 27, 2001
Dear Fellow Shareholder:

I am pleased to present the Semiannual Report for the Thornburg Intermediate Term Municipal Fund. The net asset value of the A shares increased by 34 cents to $13.12 during the six-month period ending March 31, 2001. If you were with us for the entire period, you received dividends of 31.2 cents per share. If you reinvested dividends, you received 31.5 cents per share. Investors who owned C shares received dividends of 28.7 and 28.9 cents per share, respectively.

The net asset value of the I shares increased by 35 cents to $13.11 during the six month period ending March 31, 2001. If you were with us for the entire period, you received dividends of 32.5 cents per share. If you reinvested dividends, you received 32.8 cents per share.

During the year 2000, falling interest rates drove up the price of most municipal bonds. In general, bonds with the longest maturities benefited the most, while the value of short-term bonds hardly moved. So far in 2001 the environment has reversed: most of the interest rate decline has happened in earlier maturities. This has lifted the prices of shorter-term bonds the most, while prices of most long-term bonds are substantially unchanged. The laddering of bond maturities, which we employ in the Thornburg Intermediate Municipal Fund, has served the fund well in both markets, as different parts of the portfolio benefited from each environment.

We now enjoy the steepest municipal bond yield curve since early 1994. There is a 1.79% yield difference between a two-year and a twenty year AAA municipal bond. Intermediate bonds benefit from a steep yield curve as they steadily march toward maturity.

Since the beginning of the year, yields on money market funds have dropped significantly. As of the beginning of May, the average taxable money market was yielding 4.25%. If you are an investor in the 36% federal tax bracket, that leaves you with only 2.72% after federal taxes! To see how your fund has performed relative to the money market fund averages, turn to the back of this report.

Your Thornburg Intermediate Term Municipal Fund is a laddered portfolio of over 380 municipal obligations from 44 states and 1 U.S. territory. Approximately 88% of the bonds are rated A or better by one of the major rating agencies. Today, your fund's weighted average maturity is 8.7 years. We always keep it below 10 years. As you know, we "ladder" the maturity dates of the bonds in your portfolio so that some of the bonds are scheduled to mature during each of the coming years. The chart on the left describes the percentages of your fund's bond portfolio maturing in each of the coming years.

A recent Standard & Poors' report on municipal credit quality showed that for the 21st consecutive quarter,rating upgrades surpassed downgrades. This is in stark contrast to the corporate bond market where rating downgrades are outpacing rating upgrades by more than 2 to 1, and default rates are hitting levels not seen since 1991. We believe that as the economic slowdown shows up in slow or no tax revenue growth for many municipalities, they will feel the pinch as well. However, outside of a few isolated cases, we do not expect the credit stress to approach that taking place in the corporate bond market.

Municipal bond issuance is up 43% in the first quarter of 2001 over year ago levels. The large supply has generally been met with strong demand, but occasionally demand has been somewhat weaker. We have been able to take advantage of these imbalances to find some attractive investment opportunities. We suspect that as we move into the summer months, lighter issuance will combine with a slowing economy to make those opportunities somewhat more scarce.

The Wall Street Journal recently announced that they would no longer list over 3,100 mutual funds as of April 30, 2001. This change will effect the listing of the C Shares of Thornburg Intermediate Municipal Fund, in the printed edition of the Wall Street Journal. The change will not effect the listing of the A Shares. The daily NAV of the C Shares will continue to be listed in the online edition (www.wsj.com) and in the Monthly, Quarterly and Yearly Mutual Fund Sections. We would like to suggest that you visit our website: www.thornburg.com. There, you can look up lots of useful information, including the net asset value of each class of shares of all Thornburg Funds.

Equity investors, by and large, are having another difficult year. In a slowing economy, we expect long-ignored investment grade bonds to increase in popularity with investors. Over the years, our practice of laddering a diversified portfolio of short and intermediate maturity municipal bonds has allowed your fund to perform consistently well in varying interest rate environments. Your fund has earned Morningstar's 4-star overall rating* for risk adjusted performance. Thank you for investing in Thornburg Intermediate Municipal Fund.

         % of portfolio       Cumulative %
         maturing within   maturing by end of
       2 years = 14%          year 2 = 14%
   2 to 4 years = 8%          year 4 = 22%
  4 to 6 years = 11%          year 6 = 33%
   6 to 8 years = 8%          year 8 = 41%
 8 to 10 years = 10%         year 10 = 51%
10 to 12 years = 11%         year 12 = 62%
12 to 14 years = 16%         year 14 = 78%
14 to 16 years = 10%         year 16 = 89%
 16 to 18 years = 4%         year 18 = 92%
  Over 18 years = 8%  Over 18 years = 100%




George Strickland
Portfolio Manager

Past performance cannot guarantee future results.
*Morningstar proprietary ratings on US-domiciled funds reflect historical risk-adjusted performance as of March 31, 2001. The ratings are subject to change every month. Past performance is no guarantee of future results. Morningstar ratings are calculated from the fund's three, five, and ten-year (if applicable) annual returns in excess of 90-day US Treasury bill returns with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day US T-bill returns. The Overall Morningstar Rating(TM) is a weighted average of the fund's three, five and, ten-year (if applicable) risk-adjusted performance. The Intermediate National Fund received four stars for the three and five-year periods ended 3/31/01. The top 10% of the funds in a broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the last 10% receive 1 star. The Fund was rated exclusively against US-domiciled funds. The Fund was rated among 1,692 and 1,452 municipal funds for the three and five-year periods ending 3/31/01, respectively.

Statement of assets and liabilities
Thornburg Intermediate Municipal Fund
March 31, 2001
(unaudited)

ASSETS
Investments at value (cost $370,425,963)   $ 380,809,012
Cash ...................................        (243,523)
Receivable for investments sold ........       1,375,201
Receivable for fund shares sold ........         788,213
Interest receivable ....................       5,646,505
Prepaid expenses and other assets ......          22,777

         Total Assets ..................     388,398,185

LIABILITIES
Payable for securities purchased .......       4,182,483
Payable for fund shares redeemed .......         425,748
Accounts payable and accrued expenses ..         205,904
Payable to investment advisors (Note 3)          130,340
Dividends payable ......................         584,733

         Total Liabilities .............       5,529,208

NET ASSETS .............................   $ 382,868,977

NET ASSET VALUE:
Class A Shares:
Net asset value and redemption price per share ($328,605,020 applicable to 25,038,217 shares of beneficial interest
outstanding - Note 4)                      $        13.12

Maximum sales charge, 2.00% of offering
price (2.04% of net asset value per share)           0.26

Maximum Offering Price Per Share            $       13.38

Class C Shares:
Net asset value and offering price per share * ($38,128,885
applicable to 2,901,280 shares of beneficial interest
outstanding - Note 4)                      $        13.14

Class I Shares:
Net asset value, offering and redemption price per share
($16,135,073 applicable to 1,231,169 shares of beneficial
interest outstanding - Note 4)              $       13.11

*Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See notes to financial  statements.

Statement of operations
INVESTMENT INCOME:
Interest income (net of premium amortized
of $356,172) ...........................................   $ 10,613,298


EXPENSES:
Investment advisory fees (Note 3) ......................        944,207
Administration fees (Note 3)
    Class A Shares .....................................        203,315
    Class C Shares .....................................         22,147
    Class I Shares .....................................          4,236
Distribution and service fees (Note 3)
    Class A Shares .....................................        406,629
    Class C Shares .....................................        177,753
Transfer agent fees ....................................         91,024
Custodian fees .........................................         96,180
Registration and filing fees ...........................         23,476
Professional fees ......................................         24,830
Accounting fees ........................................         19,380
Trustee fees ...........................................          5,435
Other expenses .........................................         24,935

         Total Expenses ................................      2,043,547
Less:
    Expenses reimbursed by investment advisor (Note 3) .       (407,477)
    Distribution fees waived on class C Shares  (Note 3)        (71,449)

         Net Expenses ..................................      1,564,621

         Net Investment Income .........................      9,048,677

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (Note 5)
Net realized gain on investments sold ..................        669,506
Increase in unrealized appreciation of investments .....      9,512,499

         Net Realized and Unrealized
         Gain on Investments ...........................     10,182,005

         Net Increase in Net Assets Resulting
         From Operations ...............................   $ 19,230,682


See notes to financial statements.

Statements of changes in net assets
                                                 Six Months Ended     Year Ended
                                                     March 31,     September 30,
                                                      2001               2000
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS: ...............
Net investment income                             $   9,048,677    $ 18,985,605
Net realized gain (loss) on investments sold ..         669,506      (4,401,987)
Increase (decrease) in unrealized
appreciation of investments       .............       9,512,499      (2,896,806)

    Net Increase in Assets
    Resulting from Operations .................      19,230,682      11,686,812

DIVIDENDS TO SHAREHOLDERS:
From net investment income
    Class A Shares ...........................      (7,841,066)     (16,567,682)
    Class C Shares  ..........................        (782,759)      (1,433,738)
    Class I Shares ...........................        (424,852)        (984,185)

FUND SHARE TRANSACTIONS (Note 4):
    Class A Shares ...........................      (3,102,123)     (34,568,930)
    Class C Shares ...........................       3,836,679        1,422,808
    Class I Shares ...........................      (1,905,099)        (854,011)

     Net Increase (Decrease) in Net Assets           9,011,462      (41,298,926)

NET ASSETS:
Beginning of period ..........................     373,857,515      415,156,441

End of period ....         ...................   $ 382,868,977   $  373,857,515


See notes to financial statements.

Notes to financial statements
Note 1 - Organization
Thornburg Intermediate Municipal Fund (the "Fund"), is a diversified series of Thornburg Investment Trust (the "Trust"). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing eight series of shares of beneficial interest in addition to those of the Fund:
Thornburg Florida Intermediate Municipal Fund, Thornburg New York Intermediate Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Value Fund, Thornburg Core Growth Fund and Thornburg Global Value Fund. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund's investment objective is to obtain as high a level of current income exempt from Federal income taxes as is consistent with the preservation of capital. The Fund currently offers three classes of shares of beneficial interest, Class A, Class C and Institutional Class (Class I) shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a service fee and a distribution fee, (iii) Class I shares are sold at net asset value without a sales charge at the time of purchase, and (iv) the respective classes have different reinvestment privileges. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Fund are limited to distribution fees, administrative fees and certain transfer agent expenses.

Note 2 - Significant Accounting Policies Significant accounting policies of the Fund are as follows:
Valuation of Investments: In determining net asset value, the Fund utilizes an independent pricing service approved by the Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices at 4:00 pm EST or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Fund are reviewed by the officers of the Trust under the general supervision of the Trustees. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable (if any) and tax exempt income to its shareholders. Therefore no provision for Federal income tax is required. Dividends paid by the Fund for the six months ended March 31, 2001 represent exempt interest dividends which are excludable by shareholders from gross income for Federal income tax purposes. Net realized capital losses are carried forward to offset realized capital gains in future years. To the extent such carryforwards are used, no capital distributions will be made. When-Issued and Delayed Delivery Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent the Fund engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Fund of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.
Dividends: Net investment income of the Fund is declared daily as a dividend on shares for which the Fund has received payment. Dividends are paid monthly and are reinvested in additional shares of the Fund at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net capital gains, to the extent available, will be distributed annually.
General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and original issue discounts on securities purchased are amortized over the life of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis. Use of Estimates: The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Note 3 - Investment Advisory Fee and Other Transactions With Affiliates
Pursuant to an investment advisory agreement, Thornburg Management Company, Inc. (the "Adviser") serves as the investment adviser and performs services for which the fees are payable at the end of each month. For the six months ended March 31, 2001, these fees were payable at annual rates ranging from 1/2 of 1% to 11/40 of 1% of the average daily net assets of the Fund depending on the Fund's asset size. The Fund also has an Administrative Services Agreement with the Adviser, whereby the Adviser will perform certain administrative services for the shareholders of each class of the Fund's shares, and for which fees will be payable at an annual rate of up to 1/8 of 1% of the average daily net assets attributable to each class of shares. For the six months ended March 31, 2001, the Adviser voluntarily reimbursed certain operating expenses amounting to $407,477. The Fund has an underwriting agreement with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of the Fund shares. For the six months ended March 31, 2001, the Distributor earned commissions aggregating $3,476 from the sale of Class A shares and collected contingent deferred sales charges aggregating $420 from redemptions of Class C shares of the Fund.
Pursuant to a Service Plan, under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Adviser an amount not to exceed 1/4 of 1% per annum of the average net assets attributable to each class of shares of the Fund for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own funds additional expenses for distribution of the Fund's shares. The Fund has also adopted a Distribution Plan pursuant to Rule 12b-1, applicable only to the Fund's Class C shares under which the Fund compensates the Distributor for services in promoting the sale of Class C shares of the Fund at an annual rate of up to .75% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Fund under their respective Service and Distribution Plans and the total amount waived for the six months ended March 31, 2001, are set forth in the statement of operations. Certain officers and trustees of the Trust are also officers and/or directors of the Adviser and Distributor. The compensation of unaffiliated trustees is borne by the Trust.

Note  4 - Shares of Beneficial Interest
At March 31, 2001 there were an unlimited number of shares of beneficial interest authorized, and capital paid in aggregated $381,457,013. Transactions in shares of beneficial interest were as follows:

                                   Six Months Ended March 31, 2001   Year Ended September 30, 2000
Class A Shares .................          Share          Amount           Share          Amount
Shares sold ....................      2,296,246    $ 29,872,660       3,999,003    $ 51,141,300
Shares issued to shareholders in
    reinvestment of dividends ..        370,264       4,809,738         819,715      10,459,878
Shares repurchased .............     (2,907,241)    (37,784,521)     (7,533,988)    (96,170,108)

Net Decrease ...................       (240,731)   $ (3,102,123)     (2,715,270)   $(34,568,930)

Class C Shares
Shares sold ....................        596,398    $  7,768,089       1,069,370    $ 13,668,174
Shares issued to shareholders in
    reinvestment of dividends ..         47,095         612,385          95,910       1,225,144
Shares repurchased .............       (349,510)     (4,543,795)     (1,052,945)    (13,470,510

Net Increase ...................        293,983    $  3,836,679         112,335    $  1,422,808

Class I Shares
Shares sold ....................        138,339    $  1,793,677         794,627    $ 10,147,217
Shares issued to shareholders in
    reinvestment of dividends ..         20,061         260,129          46,862         596,532
Shares repurchased .............       (303,938)     (3,958,905)       (910,889)    (11,597,760)

Net Decrease ...................       (145,538)   $ (1,905,099)     (69,400) $        (854,011)

NOTE 5 - SECURITIES TRANSACTIONS

For the six months ended March 31, 2001 the Fund had purchase and sale transactions (excluding short-term securities) of $38,492,536 and $39,626,290, respectively.

At March 31, 2001, net unrealized appreciation of investments was $10,383,049 resulting from $18,255,549 gross unrealized appreciation and $7,872,500 gross unrealized depreciation.

Accumulated net realized losses from securities transactions included in net assets at March 31, 2001 aggregated $8,712,688.

At September 30, 2000, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:
                           Capital loss carryovers expiring in:

         2003     $        1,237,000
         2004              2,202,000
         2005                200,000
         2006                 28,000
         2007                  6,000
         2008              2,563,000
                  $        6,236,000

At September 30, 2000, the Fund had deferred capital losses occurring subsequent to October 31, 1999 of $3,539,000. For tax purposes, such losses will be reflected in the year ending September 30, 2001.

Financial highlights

                                       Six Months Ended                          Year Ended
                                            March 31,                             September 30,
                                               2001         2000          1999         1998      1997       1996
Class A Shares:
Per Share Performance
(for a share outstanding throughout the period)

Net asset value, beginning of period    $      12.78     $  13.00  $      13.76  $      13.46   $ 13.23  $  13.18

Income from investment operations:
         Net investment income ..               0.31         0.63          0.62          0.63      0.66      0.68
         Net realized and unrealized
         gain (loss) on investments .......     0.34        (0.22)        (0.76)         0.30      0.23      0.05

Total from investment operations ..........     0.65         0.41         (0.14)         0.93      0.89      0.73

Less dividends from:
         Net investment income ............    (0.31)       (0.63)        (0.62)        (0.63)    (0.66)    (0.68)

Change in net asset value .................     0.34        (0.22)        (0.76)         0.30      0.23      0.05

Net asset value, end of period ............ $  13.12     $  12.78  $      13.00  $      13.76  $  13.46  $  13.23

         Total return (a) .................... 5.15%        3.23%        (1.09)%        7.08%     6.90%     5.64%

Ratios/Supplemental Data Ratios to average net assets:
         Net investment income ...........     4.82%(b)     4.89%         4.59%         4.65%     4.96%     5.12%
         Expenses, after expense reductions    0.80%(b)     0.89%         0.99%         1.00%     1.00%     1.00%
         Expenses, before expense reductions   1.02%(b)     1.02%         1.02%         1.04%     1.05%     1.09%

Portfolio turnover rate ....................   10.38%      21.97%        23.17%        16.29%    15.36%    12.64%

Net assets at end of period (000) ...$        328,605   $ 322,942   $   363,908 $     368,108  $309,293 $ 246,128


(a)  Sales loads are not reflected in computing total return which is not annualized for periods less than one year.
(b)  Annualized.


Class C Shares:
Per Share Performance
(for a share outstanding throughout the period)
                                         Six Months Ended                          Year Ended
                                            March 31,                             September 30,
                                               2001         2000          1999         1998      1997       1996


Net asset value, beginning of period   $      12.79   $    13.02   $      13.77   $    13.48   $ 13.24   $   13.20
Income from investment operations:
         Net investment income                 0.29         0.57           0.56         0.58      0.61        0.63
         Net realized and unrealized
         gain (loss) in investments            0.35        (0.23)         (0.75)        0.29      0.24        0.04

Total from investment operations               0.64         0.34          (0.19)        0.87      0.85        0.67

Less dividends from:
         Net investment income                (0.29)       (0.57)         (0.56)       (0.58)    (0.61)      (0.63)

Change in net asset value                      0.35        (0.23)         (0.75)        0.29      0.24        0.04

Net asset value, end of period      $         13.14   $    12.79   $      13.02  $     13.77   $ 13.48   $   13.24

Total return (a)                              5.02%         2.70%         (1.48)%       6.57%     6.55%      5.14%

Ratios/Supplemental Data Ratios to average net assets:
         Net investment income                4.42%(b)      4.44%          4.19%        4.23%     4.55%      4.73%
         Expenses, after expense reductions   1.20%(b)      1.34%          1.40%        1.40%     1.40%      1.40%
         Expenses, before expense reductions  1.83%(b)      1.83%          1.85%        1.93%     1.99%      1.97%

Portfolio turnover rate                       10.38%        21.97%         23.17%       16.29%    15.36%    12.64%

Net assets at end of period (000)   $         38,129  $    33,353   $      32,477  $    20,852   $11,292  $  7,586


(a)  Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(b)      Annualized.

Class I Shares:
Per Share Performance
(for a share outstanding throughout the period)
                                       Six Months Ended                            Year Ended
                                            March 31,                             September 30,
                                               2001         2000          1999         1998      1997       1996



Net asset value, beginning of period  $       12.76   $     12.98   $     13.74   $    13.44  $ 13.23   $    13.00

Income from investment operations:
         Net investment income                0.32           0.65          0.66         0.67     0.70         0.17
         Net realized and unrealized
         gain (loss) on investments           0.35          (0.22)        (0.76)        0.30     0.21         0.23

Total from investment operations              0.67           0.43         (0.10)        0.97     0.91         0.40
Less dividends from:
         Net investment income               (0.32)         (0.65)        (0.66)       (0.67)   (0.70)       (0.17)

Change in net asset value                     0.35          (0.22)        (0.76)        0.30     0.21         0.23

Net asset value, end of period      $        13.11   $      12.76   $     12.98   $    13.74   $ 13.44    $   13.23

Total return (a)                             5.34%          3.45%        (0.79)%       7.41%     7.07%        3.11%

Ratios/Supplemental Data Ratios to average net assets:
         Net investment income ..            5.02%(b)       5.10%         4.89%        4.95%     5.16%        5.49%(b)
         Expenses, after expense reductions  0.60%(b)      -0.68%         0.69%        0.69%     0.69%        0.70%(b)
         Expenses, before expense reductions 0.78%(b)      -0.80%         0.79%        0.79%     1.24%        6.10%(b)

Portfolio turnover rate .................   10.38%         21.97%        23.17%       16.29%    15.36%        12.64%

Net assets at end of period (000) ...$      16,135  $      17,563 $     18,772  $     20,461   $16,615   $      689

(a)  Not annualized for periods less than one year.
(b)  Annualized.
o        Sales of Class I shares commenced on July 5, 1996.

Schedule of Investments
Thornburg Intermediate Municipal Fund
March 31, 2001
CUSIPS:  Class A - 885-215-202, Class C - 885-215-780, Class I -
885-215-673
NASDAQ Symbols:  Class A - THIMX, Class C - THMCX, Class I - THMIX
Alabama                     (1.10%)
1,530,000                   Alabama A & M University Housing & General Fee Revenue     Aaa/AAA         $1,628,823
                            Series 1992, 6.20% due 11/1/2005  pre-refunded 11/1/02 @
                            102 (Living and Learning Center Project; Insured: MBIA)
500,000                     Alabama Docks Revenue, 6.00% due 10/1/2008 (Insured:       Aaa/AAA         560,480
                            MBIA)
250,000                     Alabama Municipal Electric Authority Power Supply System   Aaa/AAA         255,970
                            Series 1991-A, 6.50% due 9/1/2005  pre-refunded 9/1/01 @
                            101 (Insured: MBIA)
165,000                     Birmingham South Medical Clinic, 6.30% due 11/1/2003       NR/NR           167,658
                            (ETM)
1,600,000                   Lauderdale County & Florence Health Group Series A,        Aaa/AAA         1,731,456
                            5.75% due 7/1/2013 (Insured: MBIA)
Alaska                      (0.20%)
500,000                     Anchorage School Refunding, 6.00% due 10/1/2012            Aaa/AAA         570,635
                            (Insured: FGIC)
Arizona                     (0.50%)
500,000                     Maricopa County Unified School District 89 General         Aaa/AAA         495,665
                            Obligation, 0% due 7/1/2001 (Insured: FGIC)
400,000                     Tucson General Obligation Series D, 9.75% due 7/1/2012     Aa2/AA          587,376
                            (ETM)
500,000                     Tucson General Obligation Series D, 9.75% due 7/1/2013     Aa2/AA          743,900
                            (ETM)
California                  (7.40%)
500,000                     Abag Finance Authority For Nonprofit, 5.70% due            NR/AA           532,205
                            8/15/2014  (Odd Fellows Home Project; California MTG
                            Insurance)
675,000                     California HFA Revenue Series 1985-B, 9.875% due           Aa/AA-          696,749
                            2/1/2017
1,935,000                   California Infrastructure & Economic, 5.65% due            NR/A            2,002,899
                            12/1/2014 (American Center For Wine Food Arts Project;
                            Insured: ACA)
4,500,000                   California Statewide Community Development Authority       Aaa/AAA         4,972,545
                            Certificate of Participation, 5.50% due 10/1/2007
                            (Unihealth America Project; Insured: AMBAC) (ETM)
3,340,000                   California Statewide Community Development Authority       NR/NR           3,572,230
                            Certificate of Participation, 5.90% due 4/1/2009
                            pre-refunded 4/1/03
1,000,000                   California Statewide Community Development Authority       NR/NR           1,100,650
                            Series 1996-A, 6.00% due 9/1/2005 (San Gabriel Medical
                            Center Project; Insured: California Health) (ETM)
1,000,000                   Camino Hospital District Revenue Series A, 6.25% due       Aaa/AAA         1,115,480
                            8/15/2017  (ETM)
1,740,000                   Escondido Joint Powers Financing Authority Lease           Aaa/AAA         1,321,391
                            Revenue, 0% due 9/1/2007 (Center for the Arts Project;
                            Insured: AMBAC)
2,140,000                   Golden West Schools Financing Authority Capital            Aaa/AAA         820,583
                            Appreciation, 0% due 8/1/2018 (Insured: MBIA)
300,000                     Irvine Improvement Bond Act 1915, 3.60% due 9/2/2020       VMIG1/A1+       300,000
500,000                     Irwindale Community Redevelopment Agency, 6.60% due        Baa3/NR         563,435
                            8/1/2018  pre-refunded 8/1/05
2,280,000                   Orange County Refunding Recovery, 6.50% due 6/1/2005       Aaa/AAA         2,532,806
                            (Insured: MBIA)
2,850,000                   Orange County Special Financing Authority Teeter Plan      Aaa/A-1         2,916,832
                            Revenue Series E, 6.35% due 11/1/2014  put 11/1/01
                            (Insured: AMBAC)
1,500,000                   Sacramento Municipal Utility District Electric Revenue,    Aaa/AAA         1,661,250
                            6.145% (variable rate) due 11/15/2006 (Insured: FSA)
500,000                     San Diego County Water Authority Revenue & Refunding       Aaa/AAA         589,375
                            Series 1993-A, 7.893% (variable rate) due 4/25/2007
                            (Insured: FGIC)
425,000                     San Francisco Downtown Parking Corporation Series 1993,    A3/NR           425,030
                            5.85% due 4/1/2001
145,000                     San Marcos Certificate of Participation Series C, 0% due   NR/AAA          123,141
                            8/15/2005  (ETM)
740,000                     San Marcos Certificate of Participation Series D, 0% due   NR/AAA          627,335
                            9/2/2005  (ETM)
700,000                     Sulphur Springs School District General Obligation         NR/A            740,236
                            Series B, 5.60% due 3/1/2004
800,000                     Sulphur Springs School District General Obligation         NR/A            859,424
                            Series B, 5.70% due 3/1/2005
450,000                     Sunline Transit Agency Certificate of Participation        A2/NR           477,284
                            Series A, 5.625% due 7/1/2004
215,000                     Sunline Transit Agency Certificate of Participation        A2/NR           228,003
                            Series A, 5.75% due 7/1/2005
Colorado                    (3.10%)
100,000                     Arvada Company Industrial Development Revenue, 5.25% due   NR/NR           100,160
                            12/1/2007 (Wanco Incorporated Project; LOC: U.S. Bank,
                            N.A.)
450,000                     Arvada Company Industrial Development Revenue, 5.60% due   NR/NR           452,147
                            12/1/2012 (Wanco Incorporated Project; LOC: U.S. Bank,
                            N.A.)
2,000,000                   Central Platte Valley Metropolitan District Company,       NR/A            1,965,540
                            5.15% due 12/1/2013 (Insured: ACA)
500,000                     Colorado Housing Finance Authority Single Family Program   A1/A+           524,160
                            Subordinated Series C, 5.75% due 10/1/2007
960,000                     Colorado Student Obligation Bond Authority Student Loan    A/NR            994,925
                            Revenue Series B, 5.90% due 9/1/2002  (ETM)
1,545,000                   Colorado Student Obligation Bond Student Loan Senior       A2/NR           1,631,458
                            Subordinated Series B, 6.20% due 12/1/2008
2,830,000                   Larimer County General Obligation, 8.45% due 12/15/2005    Aa3/NR          3,389,632
                            (Poudre School District R1 Project)
2,500,000                   Mesa Valley School District Certificate of Participation   Aaa/AAA         2,583,000
                            Series B, 6.875% due 12/1/2005 (Insured: FSA)
185,000                     Thornton County Single Family Mortgage Revenue Series      A/NR            191,392
                            1992-A, 8.05% due 8/1/2009
Connecticut                 (0.50%)
1,905,000                   Bristol Resource Recovery Facility Operating Committee -   A2/NR           1,953,216
                            Solid Waste Revenue Refunding Series 1995, 6.125% due
                            7/1/2003 (Ogden Martin at Bristol Project)
50,000                      New Britain Senior Citizen Housing Development Mortgage    NR/AAA          50,834
                            Revenue Refunding Series A, 6.50% due 7/1/2002 (Nathan
                            Hale Apartments Project; Insured: FHA)
District of Columbia        (1.80%)
3,000,000                   District Columbia Refunding Series B, 6.00% due 6/1/2015   Aaa/AAA         3,413,310
                            (Insured: MBIA)
1,000,000                   District of Columbia Certificate of Participation Series   NR/BBB-         1,058,460
                            1993, 7.30% due 1/1/2013
600,000                     District of Columbia Hospital Revenue, 5.375% due          Aaa/AAA         624,366
                            8/15/2015  (ETM)
680,000                     District of Columbia Pre-refunded Series A, 5.75% due      Aaa/NR          713,401
                            6/1/2003  (ETM)
325,000                     District of Columbia Revenue, 0% due 2/15/2002 (Assoc.     NR/AA-          314,294
                            of American Medical Colleges)
250,000                     District of Columbia Revenue, 0% due 2/15/2004 (Assoc.     NR/AA-          221,468
                            of American Medical Colleges)
320,000                     District of Colunbia Un-refunded Balance Refunding A,      Baa1/BBB+       332,858
                            5.75% due 6/1/2003
Florida                     (5.00%)
1,075,000                   Broward County Multi Family Housing, 5.40% due 10/1/2011   NR/NR           1,087,588
                            (Pembroke Park Apts Project; LOC: Florida Housing
                            Finance Corp.)
100,000                     Duval County HFA Single Family Housing Revenue Series      Aaa/NR          107,349
                            94, 6.10% due 4/1/2006 (GNMA Guaranteed)
100,000                     Duval County HFA Single Family Housing Revenue Series      Aaa/NR          107,349
                            94, 6.10% due 10/1/2006 (GNMA Guaranteed)
1,700,000                   Duval County Multi Family Housing Revenue Refunding,       NR/A            1,724,939
                            5.90% due 9/1/2016 (Augustine Apartments Project)
2,320,000                   Enterprise Community Development District Assessment       Aaa/AAA         2,486,483
                            Bonds, 6.00% due 5/1/2010 (Insured: MBIA)
3,000,000                   Escambia County Health Facility Revenue, 5.95% due         Aaa/NR          3,293,760
                            7/1/2020  (Florida Health Care Facility Loan Project)
                            (Insured: AMBAC)
155,000                     Florida Board of Education Cap Outlay, 9.125% due          Aaa/AAA         215,281
                            6/1/2014  (ETM)
860,000                     Florida Board of Education Cap Outlay, 9.125% due          Aa2/AA+         1,194,815
                            6/1/2014
1,460,000                   Florida Board Of Education Capital Outlay Refunding        Aa2/AA+         1,570,464
                            Public Education Series D, 5.75% due 6/1/2018
515,000                     Florida Housing Finance Agency, 3.50% due 8/1/2006  put    NR/NR           515,000
                            4/1/01  (daily demand notes)
100,000                     Florida Housing Finance Agency Multi Family Housing        NR/A1+          100,000
                            Revenue Series 1983-G, 3.50% due 12/1/2005  put 4/1/01
                            (Insured: Connecticut General) (daily demand notes)
500,000                     Florida Housing Finance Agency Multifamily Revenue         NR/A1+          500,000
                            Series K, 3.50% due 12/1/2005  (Oaks@Regency Apartment
                            Project)
200,000                     Florida Housing Finance Authority Series 1987, 3.50% due   NR/A1+          200,000
                            2/1/2008  put 4/1/01 (Guaranteed: Connecticut General)
                            (daily demand notes)
1,000,000                   Housing Finance Agency Multi Family Housing Revenue        NR/A1+          1,000,000
                            Series 1983-F, 3.50% due 12/1/2005  put 4/1/01 (Insured:
                            Connecticut General) (daily demand notes)
320,000                     Jacksonville Health Facilities Authority IDR, 7.55% due    Baa1/NR         339,331
                            12/1/2007 (National Benevolent Association Project)
100,000                     Lee County Hospital Board Director's Revenue Series A,     Aaa/AAA         100,007
                            5.70% due 4/1/2001 (Lee Memorial Hospital Project;
                            Insured: MBIA)
800,000                     Orange County Florida School District Series B, 3.75%      Aaa/NR          800,000
                            due 8/1/2025
500,000                     Orlando & Orange County Expressway Revenue, 8.25% due      Aaa/AAA         681,345
                            7/1/2014 (Insured: FGIC)
150,000                     Osceola County Health Facilities Revenue Series 1994,      Aaa/AAA         159,335
                            5.75% due 5/1/2004 (Evangelical Lutheran Good Samaritan
                            Project;  Insured: AMBAC)
2,000,000                   Pasco County Housing Finance Authority MFHR, 5.50% due     NR/AA           2,055,840
                            6/1/2027  put 6/1/08 (Cypress Trail Apartments Project;
                            Guaranty: Axa Reinsurance)
650,000                     Pensacola Apartment Revenue Series A, 6.25% due            Aaa/AAA         701,766
                            10/1/2004 (Insured: MBIA)
Georgia                     (0.20%)
15,000                      Georgia Municipal Electric Authority Power Revenue         A3/A            21,221
                            Prerefunded Series Y, 10.00% due 1/1/2010  (ETM)
235,000                     Georgia Municipal Electric Authority Power Revenue         A3/A            328,878
                            Unrefunded Series Y, 10.00% due 1/1/2010
1,495,000                   Richmond County Development Authority Revenue, 0% due      Aaa/NR          373,062
                            12/1/2021  (ETM)
Hawaii                      (1.20%)
2,000,000                   Hawaii Department Budget & Finance, 6.40% due 7/1/2013     Aaa/AAA         2,334,160
                            (Insured: MBIA)
1,400,000                   Hawaii Department Budget & Finance, 5.35% due 7/1/2018     NR/BBB+         1,177,946
                            (Wilcox Memorial Hospital Project)
970,000                     Hawaii Housing Finance Development Corporation Series B,   Aaa/AA          1,001,088
                            5.85% due 7/1/2017 (Collateralized: FNMA)
Idaho                       (0.30%)
985,000                     Boise City Industrial Development Corporation, 5.40% due   A1/NR           993,796
                            12/15/2009 (Western Trailer Company Project; LOC: First
                            Security)
300,000                     Idaho Housing Agency Single Family Mortgage Revenue        Aa1/AA          302,028
                            Series C, 7.875% due 1/1/2021
Illinois                    (10.50%)
1,930,000                   Bedford Park Tax Increment Revenue Refunding Series        Aaa/BBB-        2,215,022
                            1993, 8.00% due 12/1/2010 pre-refunded 12/1/04
300,000                     Central Lake County Joint Action Water Agency Series       Aaa/AAA         254,562
                            1991, 0% due 5/1/2005 (Insured: MBIA)
800,000                     Champaign County Community Unit Series C, 0% due           Aaa/AAA         497,056
                            1/1/2011 (Insured: FGIC)
2,285,000                   Chicago Tax Increment Allocation Lincoln Belmont A,        NR/A            2,263,932
                            5.30% due 1/1/2014 (Insured: ACA)
655,000                     Du Page County School District Capital Appreciation, 0%    Aaa/NR          437,868
                            due 2/1/2010 (Insured: FGIC)
2,860,000                   Illinois Development Finance Authority Revenue, 6.00%      Aaa/AAA         3,191,588
                            due 11/15/2012 (Insured: MBIA)
500,000                     Illinois Development Financing Authority, 7.125% due       NR/A-1          525,665
                            3/15/2007 (Children's Home & Aid Society Project; LOC:
                            American National Bank of Chicago)
2,400,000                   Illinois Development Financing Authority Debt              NR/A            2,669,424
                            Restructuring Revenue Series 1994, 7.25% due 11/15/2009
                            (East St. Louis Project)
320,000                     Illinois Educational Facilities Authority Revenue,         NR/AAA          329,488
                            7.125% due 7/1/2011 pre-refunded 7/01/01
1,500,000                   Illinois Educational Facilities Authority Revenues         NR/A            1,468,965
                            Midwestern University B, 5.50% due 5/15/2018 (Insured:
                            ACA)
230,000                     Illinois Educational Facilities Authority Revenues         Aaa/AAA         262,536
                            Pre-refunded Loyola University A, 6.00% due 7/1/2011
                            (Insured: MBIA)
230,000                     Illinois Educational Facilities Authority Revenues         Aaa/AAA         263,246
                            Pre-refunded Loyola University A, 6.00% due 7/1/2012
                            (Insured: MBIA)
770,000                     Illinois Educational Facilities Authority Revenues         Aaa/AAA         861,276
                            Unrefunded Balance Loyola A, 6.00% due 7/1/2011
770,000                     Illinois Educational Facilities Authority Revenues         Aaa/AAA         864,525
                            Unrefunded Balance Loyola A, 6.00% due 7/1/2012
466,000                     Illinois Health Facilities Authority Revenue, 7.60% due    Aaa/AAA         476,876
                            8/15/2010 (Insured: FSA)
1,900,000                   Illinois Health Facilities Authority Revenue, 5.75% due    Aaa/AAA         2,052,304
                            8/15/2013 (Childrens Memorial Hospital Series A Project;
                            Insured: AMBAC)
990,000                     Illinois Health Facilities Authority Revenue, 5.70% due    Aaa/NR          1,011,206
                            2/20/2021  (Midwest Care Center Project;  GNMA
                            Collaterialized)
1,250,000                   Illinois Health Facilities Authority Revenue Healthcare    A2/A            1,282,088
                            Systems, 6.25% due 11/15/2019  (OSF Healthcare)
500,000                     Illinois Health Facilities Authority Revenue Refunding     B2/CCC          404,850
                            Series 1992, 7.00% due 1/1/2007 (Mercy Hospital Project)
1,000,000                   Illinois Health Facilities Authority Revenue Series        Baa2/NR         1,043,340
                            1992, 7.00% due 7/1/2002  (Trinity Medical Center
                            Project)  (ETM)
46,000                      Illinois Health Facilities Authority Revenue Series A,     Aaa/AAA         53,531
                            7.60% due 8/15/2010 (Insured: FSA)
870,000                     Illinois Health Facilities Authority Revenue Series A,     Aa2/AA+         914,770
                            6.10% due 8/15/2014 (Northwestern Memorial Hospital
                            Project)
1,525,000                   Illinois University Auxiliary Facilities System Revenue    Aaa/AAA         1,498,923
                            Series 1992, 0% due 10/1/2001 (Insured: MBIA)
1,000,000                   Lake County Community Consolidated School District 73,     Aaa/NR          1,214,360
                            9.00% due 1/1/2006 (Insured: FSA)
5,550,000                   Lake County Community High School Capital Appreciation     Aaa/NR          3,179,928
                            Series B, 0% due 12/1/2012 (Insured: FGIC)
755,000                     Marion Refunding, 5.00% due 9/15/2012 (Insured: FGIC)      Aaa/AAA         781,576
710,000                     McHenry County School District Woodstock General           Aaa/AAA         794,242
                            Obligation, 6.80% due 1/1/2006 (Insured: FSA)
1,015,000                   Melrose Park Tax Increment Series B, 6.50% due             Aaa/AAA         1,167,128
                            12/15/2015 (Insured: FSA)
165,000                     Rock Island Residential Mortgage Revenue, 7.70% due        Aa/NR           170,763
                            9/1/2008
800,000                     Sangamon County Property Tax Lease Receipts, 7.45% due     Aa3/NR          915,192
                            11/15/2006
1,170,000                   Sherman Revenue Refunding Mortgage, 6.10% due 10/1/2014    Aaa/AAA         1,234,233
                            (GNMA Collateralized)
1,600,000                   Sherman Revenue Refunding Mortgage, 6.20% due 10/1/2019    Aaa/AAA         1,665,648
                            (GNMA Collateralized)
1,000,000                   Southwestern Illinois Development Authority Medical        Baa2/NR         1,066,440
                            Facilities Series A, 7.00% due 8/15/2012  pre-refunded
                            8/15/02
500,000                     Southwestern Illinois Development Authority Revenue,       Baa2/BBB+       433,180
                            5.375% due 8/15/2015
1,715,000                   Sterling Special Facilities Revenue, 6.00% due 9/1/2014    NR/A+           1,786,258
                            (LOC: Mercantile Bank)
1,590,000                   University Illinois University Revenues Capital            Aaa/AAA         835,545
                            Appreciation, 0% due 4/1/2014 (Insured: MBIA)
Indiana                     (6.00%)
895,000                     Allen County Economic Development, 5.80% due 12/30/2012    NR/NR           917,285
                            (Indiana Institute of Technology Project)
1,000,000                   Allen County War Memorial Series A, 5.25% due 11/1/2013    Aaa/NR          1,045,020
280,000                     Carmel Economic Development Revenue Refunding FHA Loan,    Aa/NR           289,596
                            5.875% due 9/1/2005 (Insured: FHA)
665,000                     Danville Community Elementary School Building              NR/NR           696,049
                            Corporation, 6.75% due 1/15/2004  pre-refunded 1/15/02
1,515,000                   Dyer Redevelopment Authority Economic, 6.40% due           NR/BBB+         1,586,493
                            7/15/2015
1,910,000                   Dyer Redevelopment Authority Economic, 6.50% due           NR/BBB+         2,003,552
                            7/15/2016
350,000                     East Chicago Elementary School Building First Mortgage     NR/A            389,396
                            Series A, 6.25% due 7/5/2008
1,000,000                   Gary Building Corporation - Lake County First Mortgage     NR/NR           1,090,320
                            Series 1994-B, 8.25% due 7/1/2010 (Sears Building
                            Project)
1,020,000                   Goshen Chandler School Building Capital Appreciation       Aaa/AAA         646,588
                            Refunding, 0% due 1/15/2011 (Insured: MBIA)
255,000                     Hamilton Heights Refunding Revenue, 6.60% due 1/1/2008     NR/A            272,067
2,600,000                   Hamilton Southeastern North Delaware School Building,      Aaa/AAA         2,880,254
                            6.25% due 7/15/2006 (Insured: AMBAC)
1,000,000                   Huntington Economic Development Revenue, 6.40% due         NR/NR           1,024,850
                            5/1/2015  (United Methodist Memorial Project)
1,500,000                   Indiana Bond Bank Special Program Hendricks                NR/AA-          1,581,795
                            Redevelopment Series B, 6.20% due 2/1/2023
800,000                     Indiana Health Facility Hospital Revenue, 5.40% due        Aaa/AAA         822,888
                            2/15/2016  (Clarian Health Obligation Group Project)
                            (Insured: MBIA)
910,000                     Indiana Public School Building Corp First Mortgage,        NR/AA           1,005,650
                            6.00% due 7/5/2007
1,065,000                   Indiana State Educational Facilities Authority Revenue,    NR/A-           1,085,693
                            5.65% due 10/1/2015 (University Indianapolis Project)
1,025,000                   Indiana State Educational Facilities Authority Revenue,    NR/A-           1,042,445
                            5.70% due 10/1/2016 (University Indianapolis Project)
500,000                     Indianapolis Economic Development Revenue, 5.50% due       Aa3/NR          524,545
                            6/1/2014
740,000                     Indianapolis Local Public Improvement Bond Bank, 0% due    Aa2/AA-         509,246
                            7/1/2009
1,195,000                   Lake Central Multi District School Building Mortgage       NR/A            1,262,948
                            Revenue Series 1992-B, 6.25% due 1/15/2004  pre-refunded
                            7/15/02
1,000,000                   Penn High School Building Corporation Series 1992, 6.00%   NR/A            1,045,760
                            due 6/15/2003
1,200,000                   Wawasee Community School Corporation First Mortgage,       NR/AA-          1,293,108
                            5.50% due 7/15/2012
Iowa                        (2.70%)
185,000                     Council Bluffs General Obligation Series B, 5.35% due      NR/NR           187,264
                            6/1/2004
3,350,000                   Iowa Department General Services Certificate of            Aaa/AAA         3,513,145
                            Participation Series 1992, 6.50% due 7/1/2006 (Insured:
                            AMBAC)
1,000,000                   Iowa Finance Authority Hospital Facility Revenue, 6.00%    Aaa/AAA         1,127,450
                            due 7/1/2012 (Trinity Regional Hospital Project;
                            Insured: FSA)
1,000,000                   Iowa Finance Authority Hospital Facility Revenue, 6.75%    A1/NR           1,081,240
                            due 2/15/2016
500,000                     Iowa Finance Authority Mortgage Revenue Series A, 5.90%    Aaa/NR          530,010
                            due 5/20/2020 (Abbey Healthcare; GNMA Collateralized)
640,000                     Iowa Finance Authority Mortgage Revenue Series A, 5.95%    Aaa/NR          682,810
                            due 9/20/2020 (Abbey Healthcare Project;  GNMA
                            Collateralized)
2,000,000                   Iowa Finance Authority Revenue, 6.00% due 12/1/2018        Aa3/AA-         2,056,520
                            (Catholic Health Initiatives)
1,250,000                   Iowa Finance Authority Revenue Refunding Trinity Health    Aa3/AA-         1,275,875
                            Series B, 5.75% due 12/1/2015
Kansas                      (1.20%)
4,200,000                   Wichita Hospital Revenue Refunding Improvement Series      NR/A+           4,610,004
                            XI, 6.75% due 11/15/2019  (Christi Health System
                            Project)
Kentucky                    (2.20%)
1,000,000                   Erlanger Improvement Assessment, 7.375% due 8/1/2010       NR/NR           1,027,580
                            (Public Improvement 1993 Project)
2,160,000                   Fulton County Industrial Building Revenue Series 1995,     NR/NR           324,000
                            7.20% due 2/1/2003 (H.I.S. Jeans of Kentucky Project;
                            Guarantee: CHIC by H.I.S.) (a)
2,020,000                   Fulton County Industrial Building Revenue Series 1995,     NR/NR           303,000
                            7.60% due 2/1/2007 (H.I.S. Jeans of Kentucky Project;
                            Guarantee: CHIC by H.I.S.) (a)
1,665,000                   Hickman Industrial Building Revenue, 6.95% due 8/1/2009    NR/NR           249,750
                            (H.I.S. Jeans of Kentucky Project) (a)
4,000,000                   Kentucky Economic Development Finance Authority Series     Aaa/AAA         3,325,640
                            C, 0% due 10/1/2015 (Norton Healthcare Project; Insured:
                            MBIA)
750,000                     Kentucky Turnpike Authority Recovery Revenue, 6.00% due    Aaa/AAA         751,725
                            7/1/2009 (Insured: MBIA)
465,000                     Muhlenberg County Industrial Development, 7.00% due        NR/A-           466,762
                            9/1/2001 (Harsco Corporation Project)
1,120,000                   Paintsville First Mortgage Revenue Refunding Series        NR/NR           1,162,000
                            1991, 8.65% due 9/1/2005 (Paul B. Hall Medical Center
                            Project; Health Management Associates)
935,000                     Wilmore Housing Facilities Revenue, 5.55% due 7/1/2013     NR/NR           944,210
                            (LOC: Allied Irish Bank)
Louisiana                   (2.70%)
445,000                     Calcasieu Parish Industrial Development Board Pollution    Baa3/BBB-       448,355
                            Control Revenue, 7.80% due 12/1/2005 (Cities Service
                            Corporation Project; Occidental Corp.)
12,538                      East Baton Rouge Mortgage Financing Authority Purchase     Aaa/AAA         12,815
                            Revenue, 8.25% due 2/25/2011 (GNMA Collateralized)
320,000                     Louisiana Public Facilities Authority MFHR, 5.95% due      NR/AA           327,129
                            6/15/2019 (Carlyle Apts. Project; Insured: AXA)
6,666,667                   Louisiana Public Facilities Authority Revenue              NR/NR           4,966,667
                            Refinancing, 8.00% due 10/1/2009 (Schwegman Westside
                            Expressway Project) (a)
6,500,000                   Orleans Parish School Board, 0% due 2/1/2008  (ETM)        Aaa/AAA         4,596,995
Maine                       (0.10%)
270,000                     Maine Student Loan Revenue Refunding, 6.90% due            A/NR            277,490
                            11/1/2003
Maryland                    (0.30%)
935,000                     Ann Arundel County Multi Family Housing Revenue, 7.45%     NR/BBB-         976,533
                            due 12/1/2024 put 12/1/03 (Twin Coves Apartment Project;
                            Hud Section 8)
Massachusetts               (2.40%)
245,000                     Haverhill General Obligation Municipal Purpose Loan        Baa3/BBB        255,437
                            Series 1991, 7.50% due 10/15/2011
230,000                     Holyoke General Obligation School Project Loan Act of      Baa1/NR         236,971
                            1948, 7.35% due 8/1/2002  pre-refunded 8/1/01
1,000,000                   Holyoke General Obligation School Project Loan Act of      Baa1/NR         1,034,490
                            1948, 7.65% due 8/1/2009  pre-refunded 8/1/01
1,415,000                   Massachusetts Development Finance Agency Refunding,        A2/NR           1,276,981
                            6.25% due 1/1/2015 (Odd Fellows Home Project)
500,000                     Massachusetts Health & Education Facilities Authority      Aaa/NR          533,900
                            Revenue, 6.625% due 11/15/2022  pre-refunded 11/15/04
2,510,000                   Massachusetts Housing Finance Authority Insured Rental     Aaa/AAA         2,668,406
                            Housing Series 1994-A, 6.20% due 1/1/2006 (Insured:
                            AMBAC)
1,905,000                   Massachusetts Industrial Financing Agency Revenue Series   Aaa/AAA         2,004,060
                            A, 6.125% due 12/1/2011 (Insured: MBIA)
1,000,000                   Massachusetts Industrial Financing Authority Revenue       Baa1/BBB+       1,016,870
                            Refunding Series 1993-A, 6.15% due 7/1/2002
                            (Massachusetts Refusetech Project)
250,000                     Massachusetts State Development Finance Agency, 5.75%      Baa1/A-         248,813
                            due 12/1/2020 (Devens Electric Systems)
Michigan                    (3.30%)
455,000                     Auburn Hills Economic Limited Obligation Revenue           NR/NR           456,906
                            Refunding and Improvement, 6.15% due 12/1/2005 (Foamade
                            Industries Project; LOC: Michigan National Bank)
1,000,000                   Flint Hospital Building Authority Revenue, 5.375% due      NR/A            941,490
                            7/1/2018 (Hurley Med Center Project; Insured: ACA
650,000                     Kalamazoo Hospital Finance Authority Revenue Series        Aaa/AAA         755,710
                            1994A, 6.25% due 6/1/2014  (Borgess Medical Center; ETM)
1,000,000                   Kent Hospital Finance Authority Michigan Hospital, 7.25%   Aaa/AAA         1,209,890
                            due 1/15/2013 (Insured: MBIA)
965,000                     Kent Hospital Finance Authority Revenue Refunding Series   Aaa/AAA         999,701
                            1992, 6.20% due 11/1/2002 (Pinerest Christian Hospital
                            Project; Insured: FGIC)
2,350,000                   Michigan Higher Education Facilities Authority Refunding   NR/A+           2,370,750
                            Limited Obligation, 5.35% due 5/1/2015  (Thomas M.
                            Cooley; LOC: First of America Bank)
1,000,000                   Michigan Housing Development Authority Rental Revenue,     NR/A+           1,032,050
                            4.85% due 4/1/2004 (Insured: AMBAC)
500,000                     Michigan Housing Redevelopment Authority Ltd.              Aaa/AAA         522,775
                            Obligation, 6.50% due 9/15/2007 (Greenwood Villa
                            Project; Insured: FSA)
1,215,000                   Michigan Strategic Fund Limited Obligation Refunding       NR/NR           1,272,336
                            Revenue Series 1992, 6.25% due 8/15/2004 (Environmental
                            Research Institute Project; pre-refunded 8/15/02)
1,530,000                   Southfield Economic Development Corporation Refunding      NR/NR           1,546,004
                            Revenue N.W. 12 Limited Partneship, 7.25% due 12/1/2010
1,025,000                   Wayne County Building Authority Limited Tax General        A3/A-           1,087,136
                            Obligation Sinking Fund Series 1992-A, 7.80% due
                            3/1/2005  pre-refunded 3/1/02
225,000                     Wayne County Downriver System Sewage Disposal Series A,    A3/BBB-         239,974
                            7.00% due 11/1/2013 pre-refunded 11/1/02
Minnesota                   (0.30%)
785,000                     Monticello Pollution Control Revenue Northern States       A1/A            789,859
                            Power Co., 5.375% due 2/1/2003
500,000                     Southern Minnesota Municipal Power Agency Supply Series    Aaa/AAA         499,980
                            C, 5.00% due 1/1/2017  (Insured: MBIA)
Mississippi                 (1.60%)
3,300,000                   Adams County Hospital Revenue Series 1991, 7.90% due       Aaa/NR          3,442,098
                            10/1/2008 (Jefferson Davis Memorial Hospital Project;
                            pre-refunded 10/1/01
1,500,000                   Mississippi Higher Educational Authority Series C, 7.50%   A/NR            1,572,060
                            due 9/1/2009
1,000,000                   Mississippi Hospital Equipment Revenue, 6.40% due          Baa3/AAA        1,041,160
                            1/1/2007 (Rush Foundation Project; Guaranteed: Connie
                            Lee)
Missouri                    (0.90%)
650,000                     Missouri Health and Education Facilities Authority, 0%     NR/NR           621,049
                            due 7/1/2002 (Missouri Baptist Medical Center Project)
                            (ETM)
2,365,000                   St. Louis Board of Education General Obligation, 8.50%     Aaa/AAA         2,690,968
                            due 4/1/2004 (Insured: FGIC)
Montana                     (0.20%)
750,000                     Montana Higher Education Student Assistance Corp Series    A/NR            784,478
                            1992-B, 7.05% due 6/1/2004
Nebraska                    (0.20%)
750,000                     Clay County Industrial Development Revenue, 5.25% due      NR/NR           722,678
                            3/15/2014  (Hybrids Cooperative Project; LOC: US Bank)
Nevada                      (0.80%)
1,305,000                   Las Vegas Special Improvement District Refunding Senior    Aaa/AAA         1,365,957
                            Local Improvement Series A, 5.375% due 6/1/2013
                            (Insured: FSA)
2,600,000                   Washoe County Capital Appreciation Reno Sparks Series B,   Aaa/AAA         1,619,644
                            0% due 7/1/2011 (Insured: FSA)
New Jersey                  (0.40%)
280,000                     Cape May County Municipal Utilities Authority, 6.60% due   A1/A+           288,789
                            8/1/2003 pre-refunded 8/1/01
325,000                     New Jersey EDA Refunding Revenue, 7.50% due 12/1/2019      A3/A            332,247
                            (Spectrum for Living Development Project; LOC: PNC Bank)
500,000                     New Jersey Educational Facility Authority, 6.375% due      Baa3/NR         509,545
                            10/1/2020  (Beth Medrash Govoha America G Project)
230,000                     New Jersey Higher Education Student Loan Revenue Series    A/NR            235,886
                            1991-A, 7.00% due 7/1/2005
New Mexico                  (0.30%)
590,000                     Sandia Pueblo General Obligation, 5.40% due 12/1/2003      NR/AA-          602,313
                            (LOC: Norwest Bank)
600,000                     Sandia Pueblo General Obligation, 5.60% due 12/1/2005      NR/AA-          612,396
                            (LOC: Norwest Bank)
New York                    (2.20%)
300,000                     Allegheny County IDA Civic Facilities, 7.10% due           Baa1/NR         304,809
                            9/1/2001 (Alfred University Project) (ETM)
1,000,000                   Nassau Health Care Corporation, 6.00% due 8/1/2011         Aaa/AAA         1,131,250
                            (Insured: FSA)
300,000                     New York Adjusted Subseries E3, 3.80% due 8/1/2023         VMIG1/A1+       300,000
1,000,000                   New York City General Obligation Series A, 6.25% due       A2/A            1,112,590
                            8/1/2008
1,935,000                   New York City General Obligation Series E, 6.00% due       Aaa/AAA         2,141,697
                            8/1/2008 (Insured: FGIC)
875,000                     New York City Trust Cultural Resources, 5.75% due          NR/A            905,056
                            7/1/2015  (Museum of American Folk Art Project;
                            Insured: ACA)
500,000                     New York Dormitory Authority Revenue Series B, 6.25% due   Aaa/AAA         550,885
                            5/15/2014 pre-refunded 5/15/04
220,000                     New York Housing Finance Service Prerefunded Series A,     A3/AAA          252,236
                            6.375% due 9/15/2015
30,000                      New York Housing Finance Service Unrefunded Balance        A3/AA-          32,563
                            Series A, 6.375% due 9/15/2015
1,500,000                   New York Local Government Assistance Corporation Series    Aaa/AA-         1,584,960
                            1992, 6.875% due 4/1/2006  pre-refunded 4/1/02
North Carolina              (0.50%)
650,000                     Craven County Industrial Facilities Pollution Control      NR/NR           667,433
                            Financing Authority Solid Waste Revenue, 7.875% due
                            6/1/2005 (Weyerhaeuser Company Project)
1,200,000                   North Carolina Eastern Municipal Power Refunding Series    Aaa/AAA         1,290,132
                            A, 5.70% due 1/1/2013 (Insured: MBIA)
North Dakota                (0.10%)
365,000                     Grand Forks Health Care System Revenue Bonds Series        Aaa/AAA         403,975
                            1997, 6.25% due 8/15/2006 (Altra Health Systems
                            Obligated Group Project; Insured: MBIA)
Ohio                        (2.90%)
340,000                     Bellefontaine Hospital Facility Revenue and Refunding      NR/BBB          346,637
                            Series 1993, 6.00% due 12/1/2002 (Mary Rutan
                            Health-Logan County Project)
250,000                     Bowling Green State University General Receipts Series     A2/A            256,262
                            1991, 6.70% due 6/1/2007
1,000,000                   Butler County Transportation Improvement, 6.00% due        Aaa/AAA         1,121,230
                            4/1/2010 (Insured: FSA)
430,000                     Cleveland Certificate of Participation, 7.10% due          A3/A-           434,571
                            7/1/2002  (Motor Vehicle & Community Equipment Project)
1,720,000                   Cleveland Cuyahoga County Development Port Cleveland       NR/NR           1,719,020
                            Bond Fund A, 6.25% due 5/15/2016
1,000,000                   Cleveland Parking Facilities Improvement Revenue Series    NR/NR           1,084,270
                            1992, 8.00% due 9/15/2012  pre-refunded 9/15/02 @ 102
1,500,000                   Cuyahoga County Mortgage Revenue Bonds Series 1997-E,      NR/NR           1,482,645
                            5.40% due 1/1/2018 put 1/1/03 (Pelton Retirement
                            Community Project; LOC: First National Bank of Ohio)
1,100,000                   Franklin County Health Care Revenue Series 1995-A, 6.00%   Aa2/NR          1,171,874
                            due 11/1/2010 (Heinzerling Foundation Project; LOC:
                            BancOne - Columbus)
500,000                     Franklin County Hospital, 5.80% due 12/1/2005 (Doctors     A3/NR           534,700
                            Project) (ETM)
1,050,000                   Hamiliton County Hospital Facilities Refunding Revenue     Aa2/NR          1,084,482
                            Series 1992, 6.80% due 1/1/2008 (Episcopal Retirement
                            Homes, Inc. Project; LOC: Fifth/Third Bank)
700,000                     Hamilton County Hospital Facilities Refunding Revenue      Aa2/NR          720,202
                            Series 1992, 6.55% due 1/1/2003 (Episcopal Retirement
                            Homes, Inc. Project; LOC: Fifth/Third Bank)
270,000                     Ohio Economic Development Revenue Series 1995-2, 5.60%     NR/A-           274,274
                            due 6/1/2002 (Wirt Metal Products Project)
760,000                     Reynoldsburg Health Care Facilities Revenue Bonds Series   Aaa/NR          817,015
                            1997, 5.70% due 10/20/2012 (GNMA Collateralized)
Oklahoma                    (3.20%)
1,020,000                   Oklahoma City Municipal Improvement Authority, 0% due      Aaa/AAA         742,835
                            7/1/2008 (Insured: AMBAC)
500,000                     Oklahoma City Municipal Water Sewer Capital Appreciation   Aaa/AAA         402,550
                            Series C, 0% due 7/1/2006 (Insured: AMBAC)
195,000                     Oklahoma City Municipal Water Sewer Series C, 0% due       Aaa/AAA         149,452
                            7/1/2007 (Insured: AMBAC)
1,125,000                   Oklahoma City Municipal Water Sewer Series C, 0% due       Aaa/AAA         699,413
                            7/1/2011 (Insured: AMBAC)
1,485,000                   Oklahoma City Municipal Water Sewer Series C, 0% due       Aaa/AAA         819,601
                            7/1/2013 (Insured: AMBAC)
825,000                     Oklahoma Development Finance Authority Hospital            Aaa/AAA         872,825
                            Association Pooled Hospital A, 5.40% due 6/1/2013
                            (Insured: AMBAC)
1,000,000                   Oklahoma Industrial Authority Lease, 5.125% due            Aaa/NR          999,410
                            2/1/2016  (Oklahoma County Couthouse Project;  Insured:
                            FSA)
4,000,000                   Oklahoma Industrial Authority Revenue Refunding Series     Aaa/AAA         4,021,840
                            D, 5.00% due 8/15/2014  (Health Systems Integris Baptist
                            Project;  Insured: AMBAC)
20,000                      Pryor Creek EDA Mortgage Revenue Refunding Series          NR/AAA          20,064
                            1991-A, 6.625% due 7/1/2001 (FNMA Guaranteed)
785,000                     Pushmataha County Town of Antlers Hospital Authority       NR/NR           815,741
                            Revenue Series 1991, 8.75% due 6/1/2006
1,485,000                   Tulsa Industrial Development Authority Hospital Revenue,   Aa3/AA          1,638,386
                            6.10% due 2/15/2009  pre-refunded 2/15/06 @ 100 (Medical
                            Center Project)
500,000                     Tulsa Public Facilities Authority Solid Waste Revenue,     Aaa/AAA         538,840
                            5.65% due 11/1/2006 (Ogden Martin Project; Insured:
                            AMBAC)
500,000                     Woodward Municipal Hospital Authority Revenue Series       NR/NR           526,390
                            1994, 8.25% due 11/1/2009
Oregon                      (1.90%)
1,025,000                   Albany Hospital Facility Authority Gross Revenue and       NR/NR           1,036,900
                            Refunding Series 1994, 7.00% due 10/1/2005 (Mennonite
                            Home Project)
2,755,000                   Clackamas County Hospital Facility Refunding Odd Fellows   NR/NR           2,416,658
                            Home Series A, 5.70% due 9/15/2013
800,000                     Forest Grove Campus Improvement & Refunding Pacific        NR/AA           869,984
                            University, 6.00% due 5/1/2015 (Insured: Asset Guaranty)
600,000                     Oregon Economic Development Department Revenue Series      Aa2/NR          626,700
                            CLII, 7.00% due 12/1/2002 (Smokecraft Project; LOC:
                            Seafirst Bank)
1,070,000                   Oregon Economic Development Department Revenue Series      Aa2/NR          1,166,771
                            CLII, 7.70% due 12/1/2014 (Smokecraft Project; LOC:
                            Seafirst Bank)
1,000,000                   Port of Portland Industrial Revenue Series 85, 7.25% due   NR/NR           1,034,540
                            10/1/2009 (Ash Grove Cement Project)
Pennsylvania                (3.90%)
2,000,000                   Allegheny County Hospital Development, 6.50% due           A2/NR           2,047,540
                            5/1/2014 (South Hills Health Systems A Project)
500,000                     Allegheny County Hospital Development, 7.00% due           NR/AAA          603,720
                            8/1/2015  (ETM)
1,400,000                   Allegheny County Hospital Development Health Series B,     A2/NR           1,500,016
                            6.50% due 5/1/2012 (South Hills Health Systems Project)
2,000,000                   Carbon County Industrial Development Authority             NR/BBB-         2,049,800
                            Refunding, 6.65% due 5/1/2010  (Panther Creek Partners
                            Project)
575,000                     Chartiers Valley School District Capital Appreciation      Aaa/AAA         449,587
                            Refunding Series 2, 0% due 3/1/2007  (ETM)
1,500,000                   Harrisburg Authority Lease Revenue, 6.50% due 6/1/2004     Aaa/AAA         1,523,355
                            crossover refunded 6/1/01 @ 101 (Insured: FSA)
800,000                     Harrisburg Authority Lease Revenue Series 1991, 6.625%     Aaa/AAA         812,624
                            due 6/1/2006 crossover refunded 6/1/01 @ 101 (Insured:
                            Capital Guaranty)
785,000                     Lehigh County General Purpose Shephard Rehab Hosp, 6.00%   Aaa/AAA         869,285
                            due 11/15/2007 (Insured: AMBAC)
71,747                      Lehigh County Industrial Development Authority Revenue,    Ba1/NR          71,862
                            7.45% due 8/1/2001 (Kresge Company Project)
800,000                     McKeesport Area School District Series B, 0% due           NR/A            696,136
                            10/1/2004
1,000,000                   Montgomery County Industrial Development Authority         NR/AA-          1,023,550
                            Revenue, 7.50% due 1/1/2012 (LOC: Banque Paribas)
2,032,839                   Pennsylvania High Education University Compound Interest   Aaa/AAA         492,089
                            Series 14, 0% due 7/1/2020 (Insured: AMBAC)
915,000                     Philadelphia Water & Sewer Revenue 10th Series, 7.35%      Aaa/AAA         996,993
                            due 9/1/2004  (ETM)
750,000                     Pine Richland School District, 0% due 9/1/2003             Aaa/AAA         671,828
                            pre-refunded 9/1/01 @ 89.8 (Insured: AMBAC)
1,000,000                   Scranton Lackawanna Health & Welfare Authority, 7.125%     Ba3/NR          942,900
                            due 1/15/2013
Rhode Island                (0.90%)
595,000                     Pawtucket Public Building Authority Water System           Aaa/NR          613,165
                            Revenue, 7.45% due 7/1/2005  pre-refunded 7/1/01 @ 102
680,000                     Providence Public Building Authority Revenue, 7.10% due    Baa2/NR         710,566
                            12/1/2003 pre-refunded 12/1/01 @ 102 (Veazie Street
                            School and Modular Classroom Project)
1,000,000                   Rhode Island Health & Education Building Refunding,        NR/AAA          1,079,870
                            6.00% due 8/1/2014 (Insured: FHA)
355,000                     Rhode Island Health & Educational Building Corporation     NR/AAA          366,261
                            Series 1991, 7.10% due 11/1/2002  pre-refunded 11/1/01 @
                            101 (South County Hospital Project)
720,000                     West Warwick General Obligation, 5.90% due 1/1/2005        Aaa/AAA         745,063
                            (Insured: MBIA)
South Carolina              (0.30%)
950,000                     Florence County Certificate of Participation Series,       Aaa/AAA         1,009,993
                            6.00% due 3/1/2008 (Insured: AMBAC)
130,000                     Medical University Hospital Facilities Revenue, 6.00%      Baa2/BBB+       139,226
                            due 7/1/2014
South Dakota                (0.10%)
500,000                     South Dakota Student Loan Series 1991-A, 7.60% due         NR/A+           516,865
                            8/1/2004  pre-refunded 8/1/01 @ 102
Texas                       (13.60%)
600,000                     Bexar County Housing Finance Corporation, 5.50% due        Aaa/NR          611,922
                            1/1/2016 (Insured: MBIA)
1,035,000                   Bexar County Housing Finance Corporation, 5.70% due        Aaa/NR          1,055,524
                            1/1/2021 (Insured: MBIA)
1,200,000                   Bexar County Housing Finance Corporation Multi Family      Aaa/NR          1,263,156
                            Housing, 5.40% due 8/1/2012 (Dymaxion & Marrach Park
                            Apts A Project; Insured: MBIA)
1,270,000                   Bexar County Housing Finance Corporation Multi Family      Aaa/NR          1,330,947
                            Housing, 5.95% due 8/1/2020 (Dymaxion & Marrach Park
                            Apts A Project; Insured: MBIA)
975,000                     Bexar County Housing Finance Corporation Series A,         Aaa/NR          1,041,846
                            5.875% due 4/1/2014 (Honey Creek Apartments Project;
                            Insured: MBIA)
800,000                     Bexar County Housing Finance Corporation Series A,         Aaa/NR          851,744
                            6.125% due 4/1/2020 (Honey Creek Apartments Project;
                            Insured: MBIA)
2,800,000                   Birdville Independent School District Refunding, 0% due    Aaa/AAA         1,675,156
                            2/15/2012 (PSF Guaranteed)
1,130,000                   Carroll Independent School District Capital Appreciation   Aaa/AAA         693,910
                            Refunding, 0% due 2/15/2011 (PSF Guaranteed)
1,000,000                   Conroe Independent School District Refunding Series        Aaa/AAA         817,730
                            1992, 0% due 2/1/2005 pre-refunded 2/1/02 (PSF
                            Guaranteed)
1,000,000                   Conroe Independent School District Refunding Series        Aaa/AAA         812,740
                            1992, 0% due 2/1/2005 (PSF Guaranteed)
5,000,000                   Coppell Independent School District Capital Appreciation   NR/AAA          2,607,150
                            Refunding, 0% due 8/15/2013 (PSF Guaranteed)
3,750,000                   El Paso Independent School District Capital Appreciation   Aaa/AAA         2,389,687
                            Refunding, 0% due 8/15/2010 (PSF Guaranteed)
2,500,000                   El Paso Independent School District Capital Appreciation   Aaa/AAA         1,498,500
                            Refunding, 0% due 8/15/2011 (PSF Guaranteed)
590,000                     El Paso Multi Family Housing Revenue Series A, 6.15% due   A1/NR           598,821
                            12/1/2002
2,460,000                   Ennis Independent School District Refunding, 0% due        Aaa/NR          1,409,605
                            8/15/2012 (PSF Guaranteed)
2,490,000                   Ennis Independent School District Refunding, 0% due        Aaa/NR          1,325,626
                            8/15/2013 (PSF Guaranteed)
2,525,000                   Ennis Independent School District Refunding, 0% due        Aaa/NR          1,250,026
                            8/15/2014
1,375,000                   Gulf Coast Center Revenue, 6.75% due 9/1/2020  (Mental     NR/BBB+         1,379,483
                            Health Retardation Center Project)
135,000                     Harris County Flood Control District, 0% due 10/1/2006     Aa1/AA+         93,920
570,000                     Harris County Municipal Utility District 118 Unlimited     Aaa/AAA         480,054
                            Tax and Revenue Refunding Series 1992, 0% due 3/1/2004
                            (Insured: MBIA)
525,000                     Harris County Municipal Utility District 118 Unlimited     Aaa/AAA         412,151
                            Tax and Revenue Refunding Series 1992, 0% due 3/1/2005
                            (Insured: MBIA)
880,000                     Houston Water Conveyance System Contract Certificate of    Aaa/AAA         984,060
                            Participation Series F, 7.20% due 12/15/2004 (Insured:
                            AMBAC)
2,000,000                   Leander Independent School District Unlimited Tax School   Aaa/NR          1,727,520
                            Building & Refunding Series 1992, 0% due 8/15/2005 (PSF
                            Guaranteed)
800,000                     Mesquite General Obligation, 0% due 2/15/2002              Aa3/AA-         775,376
800,000                     Midland County Hospital District Revenue, 0% due           NR/A-           578,960
                            6/1/2007
1,000,000                   Midlothian Independent School District Capital             Aaa/NR          598,270
                            Appreciation Refunding, 0% due 2/15/2012 (PSF
                            Guaranteed)
2,400,000                   North Central Texas Health Facility Development Series     Aaa/AAA         2,526,744
                            B, 5.75% due 2/15/2015 (Insured: MBIA)
1,775,000                   Stafford Economic Development, 6.00% due 9/1/2017          Aaa/AAA         2,002,662
                            (Insured: FGIC)
715,000                     Tarrant County Health Facilities, 6.00% due 9/1/2004       Aaa/AAA         771,871
                            (Harris Methodist Health Systems Project;  Insured:
                            AMBAC) (ETM)
3,500,000                   Tarrant County Health Facilities, 6.625% due 11/15/2020    Baa1/A-         3,596,775
                            (Adventist/Sunbelt)
2,500,000                   Texarkana Health Facilities Hospital Refunding Series A,   Aaa/AAA         2,739,525
                            5.75% due 10/1/2011 (Insured: MBIA)
1,000,000                   Texas Municipal Power Agency Revenue Refunding, 5.50%      A2/NR           1,000,520
                            due 9/1/2013
3,000,000                   Travis County Health Facilities Development  Series A,     Aaa/AAA         3,353,310
                            6.25% due 11/15/2014 (Ascension Health Project (Insured:
                            MBIA)
2,000,000                   Travis County Health Facilities Development Series A,      Aaa/AAA         2,205,680
                            5.75% due 11/15/2010 (Ascension Health Project)
                            (Insured: MBIA)
870,000                     Waco Health Facilities Development Corporation Series A,   Aa2/AA          933,701
                            6.00% due 11/15/2015  (Ascension Health)
1,050,000                   Waco Health Facilities Development Corporation Series A,   Aa2/AA          1,118,639
                            6.00% due 11/15/2016  (Ascension Health)
500,000                     West Harris County Municipal Utility Refunding, 6.00%      NR/AA           527,125
                            due 3/1/2017 (Asset Guaranty)
3,225,000                   Wylie Independent School District Refunding, 0% due        NR/AAA          1,415,098
                            8/15/2016
3,385,000                   Wylie Independent School District Refunding, 0% due        NR/AAA          1,305,357
                            8/15/2018
Utah                        (1.80%)
435,000                     Ogden Neighborhood Development Agency Tax Increment        A3/NR           343,724
                            Revenue, 0% due 12/30/2005 (LOC: Sumitomo Bank)
2,500,000                   Salt Lake County Housing Authority MFHR Refunding Series   Aa2/NR          2,590,125
                            1993, 5.40% due 12/15/2018  put 12/15/03 (Summertree
                            Project; LOC: Commerzbank)
1,990,000                   Utah Housing Finance Agency, 6.05% due 7/1/2016            NR/AAA          2,042,974
                            (Insured: FHA)
760,000                     Utah Housing Finance Agency Single Family Mortgage D 2     Aa2/AA-         784,419
                            Class I, 5.85% due 7/1/2015
940,000                     Utah Water Finance Agency Revenue Pooled Loan Financing    Aaa/NR          982,704
                            Program Series A, 5.00% due 10/1/2012 (Insured: AMBAC)
Virginia                    (3.60%)
2,000,000                   Alexandria Industrial Development Authority, 5.90% due     Aaa/AAA         2,190,920
                            10/1/2020 (Insured: AMBAC)
1,500,000                   Alexandria Industrial Development Authority Institute      Aaa/AAA         1,689,690
                            For Defense Analyses A, 6.00% due 10/1/2014 (Insured:
                            AMBAC)
1,590,000                   Alexandria Industrial Development Authority Institute      Aaa/AAA         1,780,561
                            For Defense Analyses A, 6.00% due 10/1/2015 (Insured:
                            AMBAC)
500,000                     Arlington County Industrial Development, 6.30% due         NR/A            517,825
                            7/1/2016
2,000,000                   Hampton Redevelopment Housing Authority Multi Family       Baa/AA          2,095,280
                            Housing Refunding Series 1994, 7.00% due 7/1/2024  put
                            7/1/04 (Chase Hampton Apartments Project; LOC: Credit
                            Suisse)
2,095,000                   Spotsylvania County Industrial Development, 6.00% due      NR/NR           2,088,715
                            9/1/2019  put 9/1/08 (Walter Grinders Project;  LOC:
                            Deutsche Bank)
2,000,000                   Suffolk Redevelopment Housing Authority MFHR, 7.00% due    Baa2/NR         2,095,280
                            7/1/2024  put 7/1/04 (Chase Heritage @ Dulles Project)
250,000                     Virginia Housing Development Authority Series A, 7.10%     Aa1/AA+         257,475
                            due 1/1/2017
1,000,000                   Virginia Housing Development Authority Subordinated        Aa1/AA+         1,061,280
                            Series D-3, 6.05% due 7/1/2013
Washington                  (4.50%)
1,000,000                   Bremerton Water & Sewer Improvement Revenue Series B,      Aaa/AAA         1,055,580
                            6.00% due 9/1/2003 (Insured: FGIC)
1,100,000                   Clark County Industrial Revenue Solid Waste Transfer       A1/NR           1,137,851
                            Stations Series 1991, 7.50% due 12/15/2006 (Columbia
                            Resource Company Project; LOC: U.S. Bank of Oregon)
240,000                     Grant County Public Utility District 002 Wanapum Hydro     Aaa/AAA         250,140
                            Electric Revenue Series C, 6.00% due 1/1/2003 (Insured:
                            AMBAC)
415,000                     Grant County Public Utility District 002 Wanapum Hydro     Aaa/AAA         452,446
                            Electric Revenue Series C, 6.00% due 1/1/2006 (Insured:
                            AMBAC)
1,500,000                   Pilchuck Development Public Corporation IDRB Series        Aa3/NR          1,536,420
                            1993, 6.25% due 8/1/2010 (Little Neck Properties
                            Project; LOC: U.S. Bancorp)
790,000                     Port of Grays Harbor Revenue Refunding, 6.05% due          A3/BBB+         819,546
                            12/1/2002
2,690,000                   Washington Health Care Facilities, 5.50% due 12/1/2010     Aaa/AAA         2,917,601
                            (Insured: MBIA)
1,735,000                   Washington Health Care Facilities, 6.00% due 12/1/2014     Aaa/AAA         1,893,666
                            (Insured: MBIA)
1,945,000                   Washington Health Care Facilities, 6.00% due 12/1/2015     Aaa/AAA         2,112,328
                            (Insured: MBIA)
1,500,000                   Washington Health Care Facilities Refunding, 6.375% due    Aaa/AAA         1,723,035
                            10/1/2010 (Insured: FGIC)
500,000                     Washington Nonprofit Housing, 5.60% due 7/1/2011  (Kline   NR/AA           522,195
                            Galland Center Project; Asset Guaranty)
1,000,000                   Washington Nonprofit Housing, 5.875% due 7/1/2019          NR/AA           1,024,660
                            (Kline Galland Center Project; Asset Guaranty)
1,000,000                   Washington Public Power Supply Capital Appreciation        Aa1/AA-         612,430
                            Refunding Ser B, 0% due 7/1/2011
960,000                     Washington Public Power Supply System, 0% due 7/1/2010     Aa1/AA-         621,206
                            (Project: 3)
400,000                     Washington Public Power Supply System Series 1991-A,       Aaa/AA-         411,504
                            6.75% due 7/1/2005 pre-refunded 7/1/01 (Project 1)
West Virginia               (0.80%)
3,100,000                   West Virginia Parkway Economic Development Tourism         Aaa/AAA         3,165,627
                            Authority Series 1993, 6.05% due 5/15/2002 (Insured:
                            FGIC) (Inverse Floater)
Wisconsin                   (1.50%)
205,000                     Bass Lake PCRB, 6.50% due 4/1/2005 (Johnson Timber Corp.   Aaa/NR          208,046
                            Project; SBA Guaranty)
1,000,000                   Wisconsin Health and Education, 7.75% due 11/1/2015        NR/NR           1,034,960
                            (Hess Memorial Hospital Project)
1,200,000                   Wisconsin Health and Educational Facilities, 5.50% due     NR/A-           1,116,336
                            2/15/2018
1,000,000                   Wisconsin Health and Educational Facilities, 5.75% due     NR/AA           1,002,410
                            8/15/2020  (Eagle River Memorial Hospital Inc. Project;
                            Asset Guaranty)
2,000,000                   Wisconsin Housing and Economic Development Housing         Aaa/AAA         2,072,520
                            Series A, 5.875% due 11/1/2016 (Insured: AMBAC)
145,000                     Wisconsin Housing and Economic Development Series F,       Aa2/AA          152,591
                            7.40% due 7/1/2013
Wyoming                     (0.10%)
400,000                     Uinta County Pollution Control Revenue Adjusted            NR/NR           400,000
                            Refunding, 3.75% due 4/1/2010  (Chevron Incorporated
                            Project)
U. S. Virgin Islands        (0.70%)
2,485,000                   U.S. Virgin Islands Water & Power Authority Series A,      NR/NR           2,549,983
                            7.40% due 7/1/2011 pre-refunded 7/01/01

                            TOTAL INVESTMENTS  (100%) (Cost $370,425,963)                          $ 380,809,012

+                            Credit ratings are unaudited.
                            See notes to financials.
